December 10, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Alberto Zapata

Re:    Lincoln Benefit Life Insurance Company (the “Company”)
Registration Statement on Form S-1 (File No. 333-xxxxx)1

Ladies and Gentlemen:

On behalf of the above-named registrant, submitted for filing herewith under the Securities Act of 1933 is the above-referenced Registration Statement on Form S-1 (the “Registration Statement”). The Company notes that the Contracts to which the Registration Statement relates are no longer offered.

This Registration Statement is being filed in order to provide the required disclosure concerning the MVA Interests in a prospectus separate from the prospectus for combination variable/MVA annuity contracts (the “Contracts”) offered under the registration statements filed under File Nos. 333-109688, and 333-61146. No material changes have been made in the disclosure with respect to the MVA Interests.

Questions and comments concerning the above may be directed to Erik Braun at 312-824-6394.

    Very truly yours,

/s/Erik Braun
    Erik Braun

1 Indication that this is an initial registration statement on S-1 filing.